Annual Total Returns (Vanguard Large-Cap Index Fund - Signal Shares Signal) (Vanguard Large-Cap Index Fund, Vanguard Large-Cap Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Annual Total Return
2013	32.65%
2012	16.07%
2011	1.58%
2010	15.83%
2009	27.81%
2008	(37.03%)